Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	¥ 236,009
2022	205,509
2023	103,456
2024	24,380
2025	4,111
Total lease payment	573,465
Less: interest	(46,255)
Present value of operating lease liability	¥ 527,210	¥ 264,960